AMOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Amounts Receivable [Abstract]
Disclosure of receivables [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$
Trade receivables, net of expected credit losses	3,561,765	1,441,601
Sales tax recoverable	-	36,211
Income tax receivable	-	20,000
	3,561,765	1,497,812